Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In applying the Company’s accounting policies, which are described in Note 4, the directors are required to make judgements (other than those involving estimations) that have a significant impact on the amounts recognised and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements and estimation in applying the Company’s accounting policies

Key Sources of Critical Judgements

The below are the instances of application of critical judgement which are expected to have a significant effect on the amounts recognised in the financial statements.

Dilution of subsidiary and recognition of associate

During the year and as further described in Note 9, on April 28, 2021 the Company’s shareholding in Jaguahr Therapeutics Pte. Ltd (“JAGUAHR”) was diluted from 55% to 35% resulting in a loss of control. The Company, retains the right to offer to purchase, and, upon valid exercise to buy back all or part of the equity held by Bukwang at a price equal to three times the amount invested by Bukwang upon receiving Bukwang’s acceptance notice which are deemed potential voting rights. Given that JAGUAHR is at an early stage of product development and has yet to identify a candidate drug, the Company has assessed that the potential voting rights are not considered substantive, and thus JAGUAHR has not been consolidated as of December 31, 2021.

Key Sources of Estimation Uncertainty

The below are the critical accounting estimates, that the directors have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognised in financial statements.

Fair value measurements and valuation processes

Some of the Company’s assets and liabilities are measured at fair value for financial reporting purposes. The Head of Finance is responsible to determine the appropriate valuation techniques and inputs for fair value measurements. In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Company engages third party qualified valuers to assist in performing the valuation. The valuation committee works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The senior management team reports to the board of directors of the Company quarterly to explain the cause of fluctuations in the fair value of the assets and liabilities.

The valuations of the Company’s assets and liabilities that are measured at fair value are sensitive to changes in one or more unobservable inputs which are considered reasonably possible within the next financial year. Further information on the carrying amounts of these assets and the sensitivity of those amounts to changes in unobservable inputs are provided in Note 22.